John Hancock Disciplined Value Fund Average Annual Total Returns - Class A C I R2 R4 R5 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.35%	9.27%	8.22%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.36%	7.30%	6.62%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.67%	7.10%	6.34%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.24%	9.57%	7.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.37%	10.67%	9.04%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	14.96%	10.24%	8.62%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	15.25%	10.52%	8.89%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	15.43%	10.74%	9.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	10.79%	9.17%